RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)	1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Aggregate price of shares		$ 25,000
Sponsor | Class B Common Stock
RELATED PARTY TRANSACTIONS
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days	150 days
Founder shares | Class B Common Stock | Over-allotment option
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture	0
Founder shares | Sponsor | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares issued	2,875,000
Aggregate price of shares	$ 25,000
Shares subject to forfeiture	375,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%